LEASES - Summary of maturities of lease payments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2024	¥ 16,951
2025	16,215
2026 and thereafter	17,689
Total lease payment	50,855
Less imputed interest	(2,897)
Total operating lease liabilities	¥ 47,958	$ 6,755	¥ 27,465